Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions For Losses On Long Term Contracts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	[1]	$ 118,672	$ 46,778	$ 83,348
Additions (Charged to Costs and Expenses)	[1]	41,359	19,842	14,149
Deductions (Write-Offs and Actual Losses Incurred)	[1]	29,320	20,396	50,719
Additions Resulting from Acquisitions	[1]	0	72,448	0
Balance at End of Period	[1]	130,711	118,672	46,778
Deduction from inventories		34,120	21,659	22,690
Other accrued expenses		96,591	97,013	24,088
Provisions For Claims And Potential Contractual Penalties And Others
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		8,541	5,406	4,484
Additions (Charged to Costs and Expenses)		851	801	1,186
Deductions (Write-Offs and Actual Losses Incurred)		4,606	940	264
Additions Resulting from Acquisitions		0	3,274	0
Balance at End of Period		4,786	8,541	5,406
Allowance For Doubtful Accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		11,308	9,585	7,416
Additions (Charged to Costs and Expenses)		1,105	1,548	2,541
Deductions (Write-Offs and Actual Losses Incurred)		1,856	1,813	372
Additions Resulting from Acquisitions		0	1,988	0
Balance at End of Period		10,557	11,308	9,585
Valuation Allowance On Deferred Taxes
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		121,651	7,326	6,605
Additions (Charged to Costs and Expenses)		22	1,401	798
Deductions (Write-Offs and Actual Losses Incurred)		0	473	77
Additions Resulting from Acquisitions		32,485	113,397	0
Balance at End of Period		$ 154,158	$ 121,651	$ 7,326

[1]	An amount of $34,120 and $21,659 and $22,690 as of December 31, 2019, 2018 and 2017, respectively, is presented as a deduction from inventories, and an amount of $96,591 and $97,013 and $24,088 as of December 31, 2019, 2018 and 2017, respectively, is presented as part of other payables and accrued expenses.